Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (539,394)	$ (192,716)	$ (827,168)	$ (248,295)	$ (1,213,284)	$ (1,752,678)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of intangible assets	32,143	32,143	64,286	10,714	75,000	107,143
Stock based compensation	116,866	13,118	149,727	122	149,849	266,715
Issuance of common stock in exchange for consulting services	25,000		45,250	0	45,250	70,250
Changes in:
Inventory	(1,130)	(10,280)	(19,447)	221	(19,226)	(20,356)
Prepaid expenses	(164)	18	(3,603)	1,189	(2,414)	(2,578)
Other assets	(2,125)					(2,125)
Accounts payable	(5,919)	157,046	295,956	(2,337)	341,873	335,954
Accrued expenses	8,535	(154,112)	(97,196)	121,416	78,497	87,032
Net cash used in operating activities	(366,188)	(154,783)	(392,195)	(116,970)	(544,455)	(910,643)
Cash flows from investing activities:
Purchase of property and equipment	(4,297)					(4,297)
Net cash acquired in acquisition of Boston Therapeutics, Inc.			0	8,397	8,397	8,397
Net cash (used in) provided by investing activities	(4,297)		0	8,397	8,397	4,100
Cash flows from financing activities
Proceeds from advances - related parties	40,000	80,000	80,000	69,000	197,820	237,820
Proceeds from issuance of common stock - related party			0	11,236	21,236	21,236
Proceeds from issuance of common stock	522,000	500,000	522,997	20,000	542,997	1,064,997
Net cash provided by financing activities	562,000	580,000	602,997	100,236	762,053	1,324,053
Net increase in cash and cash equivalents	191,515	425,217	210,802	(8,337)	225,995	417,510
Cash and cash equivalents, beginning of period	225,995	15,193	15,193	23,530
Cash and cash equivalents, end of period	417,510	440,410	225,995	15,193	225,995	417,510
Supplemental disclosure of cash flow information:
Cash paid during the period for:Interest			0	0	0
Cash paid during the period for:Income taxes			0	0	0
Acquisition of Boston Therapeutics, Inc.:
Fair value of assets acquired			0	985,466	985,466	985,466
Subscription receivable		8,867				8,867
Assumed liabilities			$ 0	$ (106,819)	$ (106,819)	$ (106,819)
Fair value of common stock issued			0	878,647	878,647	878,647